Employee costs - Summary of Cost of Share-based Incentive Plans (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expense from share based payment transactions with employees [line items]
Cost of share-based incentive plans	£ 347	£ 321	£ 314
Share value plan
Expense from share based payment transactions with employees [line items]
Cost of share-based incentive plans	260	244	243
Performance share plan
Expense from share based payment transactions with employees [line items]
Cost of share-based incentive plans	67	58	55
Share option plans
Expense from share based payment transactions with employees [line items]
Cost of share-based incentive plans	6	5	4
Cash settled and other plans
Expense from share based payment transactions with employees [line items]
Cost of share-based incentive plans	£ 14	£ 14	£ 12